Condensed Consolidated Statement of Comprehensive Income - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement of comprehensive income [abstract]
Revenue	£ 36,464
Cost of revenue	(18,137)
Research and development expenses	(9,858)	£ (8,479)
Administrative expenses	(8,673)	(8,212)
Operating loss	(204)	(16,691)
Finance income	1	39
Finance costs	(1,987)	(2,924)
Changes in the fair value of financial instruments	14,363	(94,704)
Loss on disposal of intangible assets		(11,302)
Net foreign exchange loss	(1,269)	(519)
Profit/(loss) before tax	10,904	(126,101)
Taxation	1,184	1,482
Profit/(loss) for the period, attributable to equity holders of the parent	£ 12,088	£ (124,619)
Basic profit/(loss) per share for the period	£ 0.02	£ (1.05)
Diluted loss per share for the period	£ 0.00	£ (1.05)
Fair value changes on investments held at fair value through OCI		£ 3
Currency translation of foreign operations	£ (26)	1,324
Total comprehensive profit/(loss) for the period, attributable to equity holders of the parent	£ 12,062	£ (123,292)